Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

7. Income Taxes

At September 30, 2011 and December 31, 2010, the Company had net operating losses carry forward of $97,022 and $101,856, respectively, which it carries as a deferred tax asset which had been completely offset by a valuation allowance. For the three and nine months ended September 30, 2011, the Company has utilized $625 and $1,013, respectively, of its net operating loss by applying a 45.96% rate.

9. Income Taxes

At December 31, 2010 and 2009, the Company had net operating losses carry forward of $101,856 and $93,552, respectively. This carry forward includes a Section 382 (of the U.S. Internal Revenue Code) limited net operating loss of approximately $17,657 at December 31, 2010, which expires at various dates through 2024 and the utilization of which is limited in future years. In 2010, $2,381 of these losses expired. During 2010, the Company preformed a Section 382 study and approximately $7,100 of the net operating loss carry forward was deemed unusable. At this time, the Company has determined that no limitations will apply to the post ownership losses at December 31, 2010 of $84,199 which expires at various dates through 2030. The Company has generated operating losses through December 31, 2010.

The composition of the deferred tax asset is summarized as follows by applying a 45.96% and 44.38% tax rate at December 31, 2010 and 2009, respectively, to the deferred tax items. The deferred tax asset has been offset by a valuation allowance:

	December 31,
	2010	2009
Deferred tax assets:
Net operating losses	$42,803	$41,518
Stock-based compensation	8,943	11,086
Fixed assets	185	—
Deferred rent liability	200	—
Other	51	—
Total deferred tax assets and liabilities	52,182	52,604
Less: valuation allowance	(52,182)	(52,604)

Net deferred tax assets and liabilities	$—	$—

A reconciliation between the statutory federal income tax rate of 35% and the Company's effective rate is as follows:

	December 31,
	2010	2009	2008
Federal statutory rate	(35.00%)	(35.00%)	(35.00%)
State income tax rate, net of federal benefit	(10.17%)	(9.88%)	(9.00%)
Other differences, net	(0.79%)	0.50%	—
Valuation allowance	45.96%	44.38%	44.00%

Effective rate	0.00%	0.00%	0.00%